Investments in affiliates and investments in available-for-sale securities (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended			3 Months Ended	5 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 03, 2019	Jan. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Feb. 21, 2018	Mar. 31, 2018	May 21, 2019	Nov. 14, 2018	Dec. 06, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Equity Method Investments [Line Items]
Investments in affiliate companies										$ 56,988	$ 64,352
Other than temporary impairment loss on investments										6,050	0	$ 0
Equity in net earnings of affiliated companies										(1,293)	$ (9,185)	(80,205)
Stockholders' equity, Reverse stock split	one-for-ten reverse stock split
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Partners capital account units acquisitions			7,775			27,960					29,888
Partners capital account acquisitions					$ 5,000
Payments to acquire investment			$ 8		$ 714	$ 64					$ 27
Equity in net earnings of affiliated companies										$ 0	$ 1,842	1,828
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Private placement of units to directors and/or officers			380,952			1,370,044					1,464,494
Number of shares issued-common stock					18,422,000
Stockholders' equity, Reverse stock split							1-for-15 reverse stock split
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Stockholders' equity, Reverse stock split								one-for-15 reverse stock spilt
Navios Holdings | Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings			2.00%		2.00%	2.00%				2.00%	2.00%
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common units held by Navios Holdings										2,070,216
Ownership percentage of Navios Holdings										17.90%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee										$ 77,904	$ 101,492
Investments in affiliate companies										39,133	35,116
Other than temporary impairment loss on investments										0	0	55,524
Equity in net earnings of affiliated companies										5,466	13,526	16,171
Dividends received										1,449	2,692	2,068
Market value of the investment										$ 23,186
Acropolis
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings									35.00%
Cash consideration from sale of investments									$ 1,000
Gain on sale of investments									$ 866
Procceds from sale of investments											500	500
Ownership Interest									50.00%
Profit Sharing Arrangement										Navios Holdings, until the sale of its investment, had a 50% interest in Acropolis. Although Navios Holdings owned 50% of Acropolis’ stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends would be allocated 35% to the Company with the balance to the other shareholder.
Dividends received										$ 0	0	170
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings										29.50%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee										$ 68,793	79,477
Investments in affiliate companies										15,033	19,894
Other than temporary impairment loss on investments										13,368	13,543	0
Equity in net earnings of affiliated companies										13,129	(11,098)	(43,378)
Dividends received										5,838	$ 4,379	$ 5,838
Market value of the investment										$ 15,033
Share Repurchase Program | Navios Partners
Schedule Of Equity Method Investments [Line Items]
Share repurchase program, Authorized amount		$ 50,000
Share repurchase program, Period in force		2 years
Number of shares repurchased										4,694,279
Share Repurchase Program | Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Share repurchase program, Authorized amount				$ 25,000
Share repurchase program, Period in force				2 years
Number of shares repurchased										735,251